Label	Element	Value
One+One S&P 500® and Bitcoin ETF (Consolidated) | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
One+One S&P 500® and Bitcoin ETF (Consolidated) | S&P 500 Micro E-Mini Futures Sep 25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	110.90%
One+One S&P 500® and Bitcoin ETF (Consolidated) | CME Micro Bitcoin Futures Sep 25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	95.90%
One+One S&P 500® and Bitcoin ETF (Consolidated) | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(54.30%)